UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                   (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

QCI Balanced Fund

Schedule of Investments
(Unaudited)

As of June 30, 2014
		Shares	Value (Note 1)

COMMON STOCKS - 46.45%
Consumer Discretionary - 6.28%
	Dick's Sporting Goods, Inc.	2,600	$121,056
*	DIRECTV	1,000	85,010
	Ford Motor Co.	9,000	155,160
	Lowe's Cos., Inc.	1,800	86,382
	Macy's, Inc.	1,450	84,129
	Mattel, Inc.	3,500	136,395
	Starbucks Corp.	1,850	143,153
			811,285
Consumer Staples - 3.37%
	Altria Group, Inc.	2,475	103,801
	PepsiCo, Inc.	1,385	123,736
	The Procter & Gamble Co.	1,085	85,270
	Wal-Mart Stores, Inc.	1,625	121,989
			434,796
Energy - 6.02%
	Apache Corp.	1,475	148,414
	Chevron Corp.	725	94,649
	ConocoPhillips	1,150	98,589
	Exxon Mobil Corp.	1,400	140,952
	Schlumberger Ltd.	975	115,001
	Transocean Ltd.	4,000	180,120
			777,725
Financials - 7.41%
	ACE Ltd.	975	101,108
	Bank of America Corp.	6,900	106,053
*	Berkshire Hathaway, Inc.	1,100	139,216
	JPMorgan Chase & Co.	1,950	112,359
	HSBC Holdings PLC	2,225	113,030
	State Street Corp.	1,000	67,260
	The Goldman Sachs Group, Inc.	600	100,464
	The PNC Financial Services Group, Inc.	1,050	93,503
	Wells Fargo & Co.	2,350	123,516
			956,509
Health Care - 5.27%
	Abbott Laboratories	2,300	94,070
	AbbVie, Inc.	1,425	80,427
	Amgen, Inc.	1,025	121,329
*	CareFusion Corp.	2,215	98,235
	Johnson & Johnson	975	102,004
	Shire PLC	400	94,196
	Zimmer Holdings, Inc.	875	90,878
			681,139

			(Continued)

QCI Balanced Fund

Schedule of Investments - (continued)
(Unaudited)

As of June 30, 2014
		Shares	Value (Note 1)

COMMON STOCKS - (continued)
Industrials - 2.82%
	Caterpillar, Inc.	900	$97,803
	General Electric Co.	5,000	131,400
	The LS Starrett Co.	4,650	71,517
	United Parcel Service, Inc.	625	64,162
			364,882
Information Technology - 10.58%
	Apple, Inc.	2,135	198,406
*	Check Point Software Technologies Ltd.	1,625	108,924
	Cisco Systems, Inc.	5,300	131,705
	Corning, Inc.	6,800	149,260
	EMC Corp.	3,800	100,092
*	Google, Inc. - Class A	15	8,770
*	Google, Inc. - Class C	215	123,685
	Intel Corp.	4,200	129,780
	International Business Machines Corp.	565	102,418
	MasterCard, Inc.	1,300	95,511
	Microsoft Corp.	2,650	110,505
*	Palo Alto Networks, Inc.	1,275	106,909
			1,365,965
Materials - 2.06%
	Barrick Gold Corp.	10,000	183,000
	Nucor Corp.	1,675	82,494
			265,494
Telecommunications - 0.84%
	Verizon Communications, Inc.	2,225	108,869
			108,869
Utilities - 1.80%
	Duke Energy Corp.	1,600	118,704
	Southern Co.	2,500	113,450
			232,154

	Total Common Stocks (Cost $5,732,577)		5,998,818

EXCHANGE TRADED PRODUCTS - 1.74%
*	iShares Gold Trust ETF	9,000	115,920
	Vanguard FTSE Developed Markets ETF	925	39,396
	Vanguard FTSE Emerging Markets ETF	1,600	69,008

	Total Exchange Traded Products (Cost $215,536)		224,324

MUTUAL FUND - 2.39%
	Templeton Global Bond Fund	23,241	309,336

	Total Mutual Fund (Cost $304,630)		309,336
			(Continued)

QCI Balanced Fund

Schedule of Investments - (continued)
(Unaudited)

As of June 30, 2014
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 29.68%
Anheuser-Busch InBev Worldwide, Inc.	240,000	1.375%	7/15/2017	$240,807
Anheuser-Busch Cos. LLC	15,000	4.500%	4/1/2018	16,506
Caterpillar Financial Services Corp.	40,000	5.450%	4/15/2018	45,603
Caterpillar Financial Services Corp.	100,000	1.000%	3/3/2017	100,048
Caterpillar, Inc.	75,000	1.500%	6/26/2017	75,852
Cisco Systems, Inc.	225,000	4.950%	2/15/2019	253,723
Comcast Corp.	245,000	3.125%	7/15/2022	248,642
ConocoPhillips	225,000	5.750%	2/1/2019	261,970
CVS Caremark Corp.	155,000	5.750%	6/1/2017	174,585
CVS Caremark Corp.	90,000	2.750%	12/1/2022	86,929
Duke Energy Carolinas LLC	15,000	5.250%	1/15/2018	16,826
Duke Energy Corp.	60,000	2.150%	11/15/2016	61,719
Duke Energy Corp.	94,000	1.625%	8/15/2017	94,824
EI du Pont de Nemours & Co.	75,000	5.250%	12/15/2016	82,772
EI du Pont de Nemours & Co.	80,000	6.000%	7/15/2018	93,467
General Mills, Inc.	170,000	5.700%	2/15/2017	190,153
General Mills, Inc.	45,000	5.650%	2/15/2019	52,202
John Deere Capital Corp.	80,000	2.000%	1/13/2017	82,110
John Deere Capital Corp.	50,000	1.050%	10/11/2016	50,242
John Deere Capital Corp.	115,000	2.800%	9/18/2017	120,470
Kellogg Co.	245,000	1.750%	5/17/2017	247,913
Lockheed Martin Corp.	215,000	2.125%	9/15/2016	221,329
Marathon Oil Corp.	100,000	5.900%	3/15/2018	114,466
Marathon Oil Corp.	125,000	6.000%	10/1/2017	142,909
Norfolk Southern Corp.	95,000	5.750%	4/1/2018	108,481
Norfolk Southern Corp.	85,000	7.700%	5/15/2017	100,179
Norfolk Southern Corp.	60,000	5.750%	1/15/2016	64,454
Progress Energy, Inc.	40,000	5.625%	1/15/2016	42,957
The Southern Co.	215,000	2.450%	9/1/2018	220,321
Verizon Communications, Inc.	215,000	2.500%	9/15/2016	221,610

Total Corporate Bonds (Cost $3,836,523)				3,834,069

FEDERAL AGENCY OBLGATIONS - 4.62%
Federal Farm Credit Banks	100,000	1.790%	3/12/2019	100,332
Federal Farm Credit Banks	200,000	1.820%	5/22/2019	200,045
Federal Farm Credit Banks	50,000	1.440%	8/1/2019	49,140
Federal Farm Credit Banks	50,000	1.480%	6/12/2019	49,155
Federal Home Loan Banks	50,000	2.070%	4/15/2019	49,965
Federal Home Loan Banks	50,000	1.900%	4/29/2019	49,946
Federal Home Loan Banks	50,000	1.600%	10/22/2020	48,367
Federal Home Loan Banks	50,000	2.000%	6/27/2019	50,154

Total Federal Agency Obligations (Cost $595,339)				597,104

				(Continued)

QCI Balanced Fund

Schedule of Investments - (continued)
(Unaudited)

As of June 30, 2014
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

U.S. TREASURY NOTES - 9.45%
United States Treasury Note	450,000	1.375%	6/30/2018	$451,020
United States Treasury Note	450,000	1.875%	8/31/2017	462,762
United States Treasury Note	325,000	1.625%	11/15/2022	307,150

Total U.S. Treasury Notes (Cost $1,217,061)				1,220,932

SHORT-TERM INVESTMENT - 10.39%			Shares
§	Federated Government Obligations Fund, 0.01%		1,341,752	$1,341,752

Total Short-Term Investment (Cost $1,341,752)				1,341,752

Total Value of Investments (Cost $13,243,418 (a)) - 104.72%				$13,526,335

Liabilities in Excess of Other Assets - (4.72)%				(609,601)

Net Assets - 100%				$12,916,734

* Non-income producing investment

The following acronyms are used in this portfolio:
PLC - Public Limited Company
LLC - Limited Liability Company

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$310,229
Aggregate gross unrealized depreciation				(27,312)

Net unrealized appreciation				$282,917

				(Continued)

QCI Balanced Fund

Schedule of Investments - (continued)
(Unaudited)

As of June 30, 2014

Summary of Investments
	% of Net
	Assets	Value
Consumer Discretionary	6.28%	$811,285
Consumer Staples	3.37%	434,796
Energy	6.02%	777,725
Financials	7.41%	956,509
Health Care	5.27%	681,139
Industrials	2.82%	364,882
Information Technology	10.58%	1,365,965
Materials	2.06%	265,494
Telecommunications	0.84%	108,869
Utilities	1.80%	232,154
Exchange Traded Products	1.74%	224,324
Mutual Fund	2.39%	309,336
Corporate Bonds	29.68%	3,834,069
Federal Agency Obligations	4.62%	597,104
U.S. Treasury Notes	9.45%	1,220,932
Short-Term Investment	10.39%	1,341,752
Liabilities in Excess of Other Assets	-4.72%	(609,601)
Total	100.00%	$13,526,335

			(Continued)

QCI Balanced Fund

Schedule of Investments - (continued)
(Unaudited)

As of June 30, 2014

Note 1 - Investment Valuation

The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$5,998,818	$5,998,818	$-	$-
Exchange Traded Products	224,324	224,324	-	-
Mutual Fund	309,336	309,336	-	-
Corporate Bonds	3,834,069	-	3,834,069	-
Federal Agency Obligations	597,104	-	597,104	-
U.S. Treasury Notes	1,220,932	1,220,932	-	-
Short-Term Investment	1,341,752	1,341,752	-	-
Total	$13,526,335	$9,095,162	$4,431,173	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officers and Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/H. Edward Shill
Date: August 27, 2014	H. Edward Shill President and Principal Executive Officer QCI Balanced Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/H. Edward Shill
Date: August 27, 2014	H. Edward Shill President and Principal Executive Officer QCI Balanced Fund

By: (Signature and Title)	/s/Gerald Furciniti
Date: August 27, 2014	Gerald Furciniti Treasurer and Principal Financial Officer QCI Balanced Fund